COMMITMENTS AND CONTINGENT LIABILITIES (Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 20, 2014 Subsequent Event [Member]	Dec. 31, 2013 Vitec [Member]	Dec. 31, 2013 Trustee [Member]	Dec. 31, 2011 Litigation [Member]
Gain Contingencies [Line Items]
Damages sought by the Company				$ 268
Loss Contingencies [Line Items]
Litigation escrow			300
Litigation escrow per Consortium Agreement			100
Amount of settlement		442	36
Costs of the arbitration and lawyers' fees		69	10
Damages sought		440
Escrow release by court's treasury	200
Escrow release by Trusty	1,000
Proceeds from settlement	$ 715